Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Taxes

4. Income Taxes

Because the Company has incurred cumulative net operating losses since inception, all tax years remain open to examination by U.S. federal, North Carolina and Massachusetts tax authorities. An examination of the Company’s 2010 federal income tax return was completed in 2014 and resulted in an adjustment that increased taxable income for 2010 by $15,064,000, decreased taxable income for 2011 by $1,076,000, and decreased taxable income for 2012 by $13,988,000. The examination adjustment had no cumulative effect on federal net operating loss carryforwards. Exercises of stock options may result in tax deductions for stock-based compensation in excess of expense recorded for the stock options under GAAP. For interim periods within years for which taxable net income is forecasted, the Company recognizes the income tax benefit related to the excess tax deductions as an increase to capital in excess of par value, which based on ASC 740 results in an offsetting charge in the same amount to income tax expense. The examination adjustment to the Company’s 2010 federal income tax return resulted in the realization of an additional $3,412,000 of excess tax deductions and an offsetting charge to income tax expense for the three months ended March 31, 2014.

As of March 31, 2015, the Company had $3,915,000 remaining of cumulative tax deductions for periods of net loss from exercises of stock options in excess of expense recorded for the stock options under GAAP. The benefit of these excess tax deductions had not begun to be realized as of March 31, 2015, because the Company incurred operating losses in the years in which the respective stock options were exercised and has incurred cumulative net operating losses since inception. Accordingly, the tax benefit will not be recognized as an increase to capital in excess of par value unless and until the excess deductions reduce income taxes payable.

8. Income Taxes

For the year ended December 31, 2012, the Company recognized $101,000 of income tax benefit as a result of the application of intraperiod tax allocation provisions of ASC 740, under which the Company is required to consider all items (including items recorded in other comprehensive income) in determining the amount of tax benefit that should be allocated to net loss. The non-cash income tax benefit was offset in full by income tax expense recorded in other comprehensive income. The Company recorded $72,000 and $7,000 income tax expense for the years ended December 31, 2014 and 2013, respectively, and a corresponding income tax benefit in other comprehensive income for each period, as the available-for-sale securities began to be sold.

Because the Company has incurred cumulative net operating losses since inception, all tax years remain open to examination by U.S. federal, North Carolina and Massachusetts tax authorities. An examination of the Company’s 2010 federal income tax return was completed in 2014 and resulted in an adjustment that increased taxable income for 2010 by $15,064,000, decreased taxable income for 2011 by $1,076,000, and decreased taxable income for 2012 by $13,988,000. The examination adjustment had no cumulative effect on federal net operating loss carryforwards. The examination adjustment to the Company’s 2010 federal income tax return resulted in the realization of an additional $3,412,000 of excess tax deductions and an offsetting charge to income tax expense for the year ended December 31, 2014. The excess tax deductions were the result of exercises of stock options in periods of net income that gave rise to tax deductions for stock-based compensation in excess of expense recorded for the stock options under GAAP. For the years shown, components of the Company’s income tax expense (benefit) were as follows:

	Year Ended December 31,
	2014	2013	2012
	(in thousands)
Current:
Federal	$3,412	$—	$—
State	—	—	—

Net current income tax (benefit) expense	3,412	—	—

Deferred:
Federal	(13,477)	(18,076)	(1,128)
State	(1,488)	1,010	(718)
Valuation allowance	15,037	17,073	1,745

Net deferred income tax expense (benefit)	72	7	(101)

Net income tax expense (benefit)	$3,484	$7	$(101)

The following is a reconciliation from the federal income tax rate to the Company’s effective tax rate.

	Year Ended December 31,
	2014	2013	2012
Expected federal income tax benefit/expense at statutory rate	35%	35%	35%
Increase (decrease) resulting from:
Research and development credits	2	4	—
Stock-based compensation	(1)	(1)	(15)
State income tax expense, net of federal benefit	3	4	2
Change in state rates	—	(6)	—
Change in unrecognized tax benefit reserves	1	—	—
Change in valuation allowance	(52)	(37)	(25)
Other	—	—	4

	(12)%	(1)%	1%

At December 31, 2014, 2013 and 2012, the Company had net operating loss carryforwards for federal income tax purposes of $259,168,000, $233,170,000, and $187,752,000, respectively, and for state income tax purposes of $244,994,000, $219,792,000 and $176,296,000, respectively. At December 31, 2014, 2013 and 2012, the Company had research and development income tax credit carryforwards for federal income tax purposes of $13,468,000, $12,773,000 and $10,762,000, respectively. The Company had research and development income tax credit carryforwards for state income tax purposes of $587,000 at December 31, 2014, 2013 and 2012. The federal net operating loss carryforwards begin to expire in 2024. The state net operating loss carryforwards begin to expire in 2019. The federal and state research and development tax credits begin to expire in 2021.

Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986, as amended, and similar state provisions. A series of stock issuances gave rise to such an ownership change in December 2004. As a result, an annual limitation is imposed on the Company’s use of net operating loss and credit carryforwards attributable to periods before the change.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s net deferred tax assets relate principally to its research and development tax credits and net operating loss carryforwards. A valuation allowance has been recognized to offset the deferred tax assets. If and when recognized, the tax benefit for those items will be reflected in the period in which the benefit is recorded as a reduction of income tax expense. However, in the event the Company has excess tax deductions related to the exercise of stock options, the tax benefit will be reflected as an increase to capital in excess of par value. The utilization of the loss carryforwards to reduce future income taxes will depend on the Company’s ability to generate sufficient taxable income prior to the expiration of the net operating loss carryforwards. The valuation allowance increased by $15,026,000 and $17,110,000 for the years ended December 31, 2014 and 2013, respectively.

As of the respective dates shown, significant components of the Company’s deferred tax assets (liabilities) were as follows:

	December 31,
	2014	2013
	(in thousands)
Deferred tax assets:
Net operating loss carryforward	$94,756	$81,183
Research and development tax credit	12,739	12,044
Stock-based compensation	7,317	6,498
Patents	1,500	1,641
Collaboration revenue	—	—
Other	26	36

Total gross deferred tax assets	116,338	101,402
Valuation allowance	(116,237)	(101,211)

Net deferred tax asset	101	191
Deferred tax liabilities
Equipment and other	(101)	(191)

Net deferred tax asset	$—	$—

As of December 31, 2014, the Company had cumulative tax deductions from exercises of stock options in excess of expense recorded for the stock options under GAAP. The $3,915,000 benefit of these excess tax deductions had not begun to be realized as of December 31, 2014 because the Company incurred operating losses in the years the respective stock options were exercised and has incurred cumulative net operating losses since inception. Accordingly, the tax benefit will not be recognized as an increase to capital in excess of par value unless and until the excess deductions reduce income taxes payable.

The Company follows the provisions of ASC 740, which prescribes a threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods and disclosures. A reconciliation of beginning and ending unrecognized tax benefits is as follows (in thousands).

Balance at January 1, 2012	$1,474
Additions (decreases) based on tax positions related to current and prior years	—

Balance at December 31, 2012	1,474
Additions (decreases) based on tax positions related to current and prior years	2

Balance at December 31, 2013	1,476
Additions (decreases) based on tax positions related to current and prior years	(159)

Balance at December 31, 2014	$1,317

None of the unrecognized tax benefits would, if recognized, affect the effective tax rate because the Company has recorded a valuation allowance to fully offset federal and state deferred tax assets. The Company has no tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease during 2015. No interest or penalties with respect to unrecognized tax positions are recognized in the statement of comprehensive income (loss) for any of the years ended December 31, 2014, 2013 or 2012.